Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
						Inter-
				Largo	Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2022
Revenues	$198,767	$185,434	$162,506	$-	$-	$(317,456)		$229,251

Operating costs	(195,591)	(142,945)	(156,737)	-	-	325,554		(169,719)
Professional, consulting and management fees	(1,832)	(4,969)	(6,705)	(10,044)	(1,727)	-		(25,277)
Foreign exchange (loss) gain	(107)	1,091	100	2	498	-		1,584
Other general and administrative expenses	(525)	(6,497)	(1,830)	(4,743)	(265)	(459	) [1]	(14,319)
Share-based payments	-	-	(2,372)	-	-	-		(2,372)
Finance costs	(36)	(1,394)	(16)	(79)	(40)	(23	) [1]	(1,588)
Interest income	-	596	351	-	162	-		1,109
Technology start-up costs	-	-	-	(11,956)	-	(739	) [1]	(12,695)
Exploration and evaluation costs	-	(1,928)	-	-	-	(7	) [2]	(1,935)
	(198,091)	(156,046)	(167,209)	(26,820)	(1,372)	324,326		(225,212)
Net income (loss) before tax	676	29,388	(4,703)	(26,820)	(1,372)	6,870		4,039
Income tax expense	(71)	(7,617)	-	-	-	-		(7,688)
Deferred income tax recovery (expense)	(31)	1,773	(319)	-	-	-		1,423
Net income (loss)	$574	$23,544	$(5,022)	$(26,820)	$(1,372)	$6,870		$(2,226)
Revenues (after inter-segment eliminations)	$198,274	$30,663	$314	$-	$-	$-		$229,251
At December 31, 2022
Total non-current assets	$934	$148,508	$20,525	$12,389	$15,344	$3,906		$201,606
Total assets	$73,874	$250,926	$90,770	$15,941	$27,086	$(102,847)[3]		$355,750
Total liabilities	$56,566	$72,842	$53,373	$5,092	$374	$(107,051)[4]		$81,196

					Inter-
				Largo	segment
	Sales &	Mine		Clean	transactions
	trading	properties	Corporate	Energy	& other		Total
Year ended December 31, 2021
Revenues	$163,105	$161,790	$135,309	$-	$(261,924)		$198,280
Operating costs	(153,387)	(110,184)	(130,165)	-	260,726		(133,010)
Professional, consulting and management fees	(1,642)	(4,162)	(7,036)	(5,081)	(1	) [2]	(17,922)
Foreign exchange (loss) gain	(161)	574	207	(10)	-		610
Other general and administrative expenses	(414)	(1,500)	(2,358)	(2,029)	(103	) [3]	(6,404)
Share-based payments	-	-	(3,135)	-	-		(3,135)
Finance costs	(32)	(1,022)	(13)	(62)	(6	) [1]	(1,135)
Technology start-up costs	-	-	-	(3,121)	(714	) [1]	(3,835)
Interest income	-	275	128	-	-		403
Exploration and evaluation costs	-	(2,078)	-	-	(15	) [2]	(2,093)
	(155,636)	(118,097)	(142,372)	(10,303)	259,887		(166,521)
Net income (loss) before tax	7,469	43,693	(7,063)	(10,303)	(2,037)		31,759
Income tax expense	(74)	(5,356)	-	-	-		(5,430)

Deferred income tax (expense) recovery	955	(4,388)	(325)	-	-		(3,758)
Net income (loss)	$8,350	$33,949	$(7,388)	$(10,303)	$(2,037)		$22,571
Revenues (after inter-segment eliminations)	$160,535	$33,705	$4,040	$-	$-		$198,280
At December 31, 2021
Total non-current assets	$961	$123,783	$18,303	$10,884	$-		$153,931
Total assets	$56,631	$191,086	$111,703	$18,084	$(63,595)[4]		$313,909
Total liabilities	$39,907	$34,604	$21,467	$6,488	$(54,254)[5]		$48,212